Retirement benefits (Tables)	12 Months Ended
Dec. 31, 2017
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Defined Benefit Plans - Amounts Recognised as Administrative Expenses

In respect of the defined benefit plans, the amounts recognised in the Group income statement, in ‘administrative expenses’, are:

	Pension plans
	UK			US			US Post-employment benefits			Total
	2017 $m	2016 $m	2015 $m	2017 $m	2016 $m	2015 $m	2017 $m	2016 $m	2015 $m	2017 $m	2016 $m	2015 $m
Net interest expense	1	1	1	2	2	3	1	1	1	4	4	5
Administration costs	—	—	1	1	1	1	—	—	—	1	1	2
Settlement gain	—	—	—	—	—	(2)	—	—	—	—	—	(2)

Operating profit	1	1	2	3	3	2	1	1	1	5	5	5

Defined Benefit Plans - Amounts Recognised in Other Comprehensive Income

Re-measurement gains and losses recognised in the Group statement of comprehensive income are:

	2017			2016			2015
	Plan assets $m	Plan obligations $m	Total $m	Plan assets $m	Plan obligations $m	Total $m	Plan assets $m	Plan obligations $m	Total $m
Return on plan assets (excluding amounts included in interest)	9	—	9	—	—	—	(7)	—	(7)
Actuarial gains and losses arising from changes in:
Demographic assumptions	—	1	1	—	6	6	—	5	5
Financial assumptions	—	(9)	(9)	—	(11)	(11)	—	10	10
Experience adjustments	—	(2)	(2)	—	1	1	—	2	2
Change in asset restriction (excluding amounts included in interest)	(3)	—	(3)	—	—	—	3	—	3

Other comprehensive income	6	(10)	(4)	—	(4)	(4)	(4)	17	13

Defined Benefit Plans - Summary of Amounts Recognised on the Balance Sheet

The assets and liabilities of the schemes and the amounts recognised in the Group statement of financial position are:

	Pension plans
	UK		US		US Post-employment benefits		Total
	2017 $m	2016 $m	2017 $m	2016 $m	2017 $m	2016 $m	2017 $m	2016 $m
Retirement benefit assets
Fair value of plan assets	—	—	152	—	—	—	152	—
Present value of benefit obligations	—	—	(146)	—	—	—	(146)	—
Surplus in schemes	—	—	6	—	—	—	6	—
Asset restriction	—	—	(3)	—	—	—	(3)	—

Total retirement benefit assets	—	—	3	—	—	—	3	—

Retirement benefit obligations
Fair value of plan assets	—	—	—	148	—	—	—	148
Present value of benefit obligations	(29)	(27)	(51)	(195)	(24)	(22)	(104)	(244)

Total retirement benefit obligations	(29)	(27)	(51)	(47)	(24)	(22)	(104)	(96)

Total fair value of plan assets	—	—	152	148	—	—	152	148

Total present value of benefit obligations	(29)	(27)	(197)	(195)	(24)	(22)	(250)	(244)

Summary of Principal Financial Assumptions Used to Determine Benefit Obligations

The principal financial assumptions used by the actuaries to determine the benefit obligations are:

	Pension plans
	UK			US			US Post-employment benefits
	2017%	2016%	2015%	2017%	2016%	2015%	2017%	2016%	2015%
Pensions increases	3.2	3.3	3.2	—	—	—	—	—	—
Discount rate	2.6	2.7	4.0	3.3	3.7	3.9	3.3	3.8	3.9
Inflation rate	3.2	3.3	3.2	—	—	—	—	—	—
Healthcare cost trend rate assumed for next year:
Pre-65 (ultimate rate reached in 2025)							7.7	7.0	7.5
Post-65 (ultimate rate reached in 2024)							8.7	8.3	9.0
Ultimate rate that the cost trend rate trends to							4.5	4.5	4.5

Defined Benefit Plans - Life Expectancy Assumptions at Retirement Age

In both the UK and US, the assumptions have been revised during the year to reflect life expectancy at retirement age as follows:

	Pension plans
	UK			US
	2017 Years	2016 Years	2015 Years	2017 Years	2016 Years	2015 Years
Current pensioners at 65[a] — male	24	24	26	21	21	21
— female	26	26	29	23	23	23
Future pensioners at 65[b] — male	25	25	28	22	22	23
— female	28	28	31	24	24	25

[a]	Relates to assumptions based on longevity (in years) following retirement at the end of the reporting period.
[b]	Relates to assumptions based on longevity (in years) relating to an employee retiring in 2037.

Defined Benefit Plans - Sensitivity Analysis of Actuarial Assumptions

The sensitivity analysis below is based on extrapolating reasonable changes in these assumptions, using year-end conditions and assuming no interdependency between the assumptions.

		UK		US
		Higher/ (lower) pension cost $m	Increase/ (decrease) in liabilities $m	Higher/ (lower) pension cost $m	Increase/ (decrease) in liabilities $m
Pensions increases	— 0.25% decrease	(0.1)	(1.1)	—	—
	— 0.25% increase	—	1.4	—	—
Discount rate	— 0.25% decrease	(0.1)	1.5	(0.1)	2.9
	— 0.25% increase	—	(1.4)	—	(2.7)
Inflation rate	— 0.25% increase	—	1.4	—	—
	— 0.25% decrease	(0.1)	(1.1)	—	—
Mortality rate	— One year increase	—	0.8	0.2	9.7

Summary of Movement in Benefit Obligation

Movement in benefit obligation

	Pension plans				US Post-employment
	UK		US		benefits		Total
	2017 $m	2016 $m	2017 $m	2016 $m	2017 $m	2016 $m	2017 $m	2016 $m
Benefit obligation at 1 January	27	27	195	202	22	21	244	250
Interest expense	1	1	7	7	1	1	9	9
Benefits paid	(1)	—	(13)	(13)	(1)	(1)	(15)	(14)
Re-measurement losses	—	4	8	(1)	2	1	10	4
Exchange adjustments	2	(5)	—	—	—	—	2	(5)

Benefit obligation at 31 December	29	27	197	195	24	22	250	244

Comprising:
Funded plans	—	—	146	145	—	—	146	145
Unfunded plans	29	27	51	50	24	22	104	99

	29	27	197	195	24	22	250	244

Movement in plan assets

	Pension plans
	UK		US		US Post-employment benefits		Total
	2017 $m	2016 $m	2017 $m	2016 $m	2017 $m	2016 $m	2017 $m	2016 $m
Fair value of plan assets at 1 January	—	—	148	121	—	—	148	121
Company contributions	1	—	4	36	1	1	6	37
Benefits paid	(1)	—	(13)	(13)	(1)	(1)	(15)	(14)
Interest income	—	—	5	5	—	—	5	5
Re-measurement gains	—	—	9	—	—	—	9	—
Administration costs	—	—	(1)	(1)	—	—	(1)	(1)

Fair value of plan assets at 31 December	—	—	152	148	—	—	152	148

Summary of Plan Assets Measured at Fair Value

The plan assets are measured at fair value and comprise the following:

	US
	2017 $m	2016 $m
Investments quoted in active markets
Investment funds: fixed income securities	150	146
Unquoted investments
Cash	2	2

	152	148

Summary of Movement in Asset Restriction

	Pension plans				US Post-employment benefits
	UK		US				Total
	2017 $m	2016 $m	2017 $m	2016 $m	2017 $m	2016 $m	2017 $m	2016 $m
Movement in asset restriction
Balance at 1 January	—	—	—	—	—	—	—	—
Re-measurement losses	—	—	3	—	—	—	3	—

Balance at 31 December	—	—	3	—	—	—	3	—

Summary of Estimated Future Benefit Payments

Estimated future benefit payments

	Pension plans				US Post-employment
	UK		US		benefits		Total
	2017 $m	2016 $m	2017 $m	2016 $m	2017 $m	2016 $m	2017 $m	2016 $m
Within one year	—	—	14	14	1	1	15	15
Between one and five years	3	2	53	54	6	5	61	61
After five years	17	13	62	63	7	7	82	83
	20	15	129	131	14	13	158	159

Average duration of obligation (years)	20.5	21.0	10.3	10.3	10.4	10.2